SEGMENTED INFORMATION (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Schedule of Segment Information for Assets and Liabilities

  (a) Segment information for assets and liabilities are as follows:

	June 30, 2021
	Corporate	Exploration and Development		Total
	Canada and BVI	Bolivia	China

Cash	$46,259,720	$158,539	$23,223	$46,441,482
Short-term investments	143,914	-	-	143,914
Equity investments	496,526	-	-	496,526
Plant and equipment	115,340	988,503	14,796	1,118,639
Mineral property interests	-	72,664,054	2,871,368	75,535,422
Other assets	461,135	2,427,576	194,430	3,083,141
Total Assets	$47,476,635	$76,238,672	$3,103,817	$126,819,124

Total Liabilities	$(573,163)	$(333,405)	$(187,999)	$(1,094,567)

	June 30, 2020
	Corporate	Exploration and Development			Total
	Canada and BVI	Bolivia	Canada	China

Cash	$29,357,060	$132,379	$308,086	$26,621	$29,824,146
Short-term investments	15,140,719	-	-	-	15,140,719
Equity investments	4,111,822	-	-	-	4,111,822
Plant and equipment	137,935	972,430	-	16,669	1,127,034
Mineral property interests	-	67,122,184	-	2,623,616	69,745,800
Assets held for distribution	-	-	8,695,312	-	8,695,312
Other assets	118,793	2,308,957	-	139,668	2,567,418
Total Assets	$48,866,329	$70,535,950	$9,003,398	$2,806,574	$131,212,251

Total Liabilities	$(875,866)	$(432,923)	$(89,652)	$(101,060)	$(1,499,501)

	July 1, 2019
	Corporate	Exploration and Development
	Canada and BVI	Bolivia	Canada	China	Total

Cash	$20,915,897	$293,675	$22,837	$48,222	$21,280,631
Short-term investments	8,361,655	-		-	8,361,655
Equity investments	3,905,320	-		-	3,905,320
Plant and equipment	24,997	959,449		17,160	1,001,606
Mineral property interests	-	55,995,582		2,700,898	58,696,480
Other assets	50,537	1,528,016	11,614	104,459	1,694,626
Total Assets	$33,258,406	$58,776,722	$34,451	$2,870,739	$94,940,318

Total Liabilities	$(704,371)	$(1,016,642) $	$(85,464)	$(3,254)	$(1,809,731)

Schedule of Segment Information for Operating Results

  (b) Segment information for operating results are as follows:

	Year ended June 30, 2021
	Corporate	Exploration and Development		Total
	Canada and BVI	Bolivia	China

Project evaluation and corporate development	$(295,315)	$(527,549)	$-	$(822,864)
Salaries and benefits	(1,465,709)	(188,340)	(34,638)	(1,688,687)
Share-based compensation	(1,482,170)	-	-	(1,482,170)
Other operating expenses	(1,897,162)	(47,846)	(7,256)	(1,952,264)
Total operating expense	(5,140,356)	(763,735)	(41,894)	(5,945,985)

Income from investments	395,421	-	122	395,543
Loss on disposal of plant and equipment	-	-	(1,944)	(1,944)
Foreign exchange loss	(1,021,628)	-	-	(1,021,628)
Other expense	-	-	(360)	(360)
Net loss	$(5,766,563)	$(763,735)	$(44,076)	$(6,574,374)

Attributed to:
Equity holders of the Company	$(5,766,563)	$(763,735)	$(36,142)	$(6,566,440)
Non-controlling interests	-	-	(7,934)	(7,934)
Net loss	$(5,766,563)	$(763,735)	$(44,076)	$(6,574,374)

	Year ended June 30, 2020
	Corporate	Exploration and Development			Total
	Canada	Bolivia	Canada	China

Project evaluation and corporate development	$(90,184)	$(115,876)	$-	$-	$(206,060)
Salaries and benefits	(1,200,781)	-	(73,539)	(50,379)	(1,324,699)
Share-based compensation	(1,584,730)	-	-	-	(1,584,730)
Other operating expenses	(1,429,865)	-	(33,037)	(30,198)	(1,493,100)
Total operating expense	(4,305,560)	(115,876)	(106,576)	(80,577)	(4,608,589)

Income from investments	1,311,764	-	-	157	1,311,921
Impairment recovery of mineral property interests	-	-	8,724,915	-	8,724,915
Foreign exchange gain	464,896	-	22	103	465,021
Other income (expense)	22,343	-	(22,343)	-	-
Net (loss) income	$(2,506,557)	$(115,876)	$8,596,018	$(80,317)	$5,893,268

Attributed to:
Equity holders of the Company	$(2,506,557)	$(115,876)	$8,596,018	$(65,859)	$5,907,726
Non-controlling interests	-	-	-	(14,458)	$(14,458)
Net (loss) income	$(2,506,557)	$(115,876)	$8,596,018	$(80,317)	$5,893,268